Consolidated Statement of Changes in Shareholders’ Equity (capital Deficiency) - USD ($) $ in Thousands	Ordinary shares		Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2017	$ 41		$ 7,814	$ (16,129)	$ (8,274)
Balance (in Shares) at Dec. 31, 2017	20,257,434
Issuance of ordinary shares	$ 17		3,667		3,684
Issuance of ordinary shares (in Shares)	1,666,774
Share-based compensation			115		115
Net loss for the year				(1,909)	(1,909)
Balance at Dec. 31, 2018	$ 58		11,596	(18,038)	(6,384)
Balance (in Shares) at Dec. 31, 2018	21,924,208
Issuance of ordinary shares and warrants, net of issuance costs	$ 16		14,022		14,038
Issuance of ordinary shares and warrants, net of issuance costs (in Shares)	4,762,656
Issuance of ordinary shares to employees and non-employees upon exercise of warrants	$ 1		136		137
Issuance of ordinary shares to employees and non-employees upon exercise of warrants (in Shares)	454,166
Issuance of ordinary shares to investors upon exercise of warrants		[1]	25		25
Issuance of ordinary shares to investors upon exercise of warrants (in Shares)	9,050
Share-based compensation			16,245		16,245
Additional consideration with respect to an assets purchase agreement, see note 1c and note 6			(10,276)		(10,276)
Net loss for the year				(22,563)	(22,563)
Balance at Dec. 31, 2019	$ 75		31,748	(40,601)	(8,778)
Balance (in Shares) at Dec. 31, 2019	27,150,080
Issuance of ordinary shares and warrants, net of issuance costs	$ 14		70,999		71,013
Issuance of ordinary shares and warrants, net of issuance costs (in Shares)	4,624,500
Initial public offering of ordinary shares, net of offering costs	$ 31		169,136		169,167
Initial public offering of ordinary shares, net of offering costs (in Shares)	10,555,556
Issuance of ordinary shares to employees and non-employees upon exercise of warrants	$ 3		497		500
Issuance of ordinary shares to employees and non-employees upon exercise of warrants (in Shares)	997,863
Issuance of ordinary shares to investors upon exercise of warrants	$ 5		125		130
Issuance of ordinary shares to investors upon exercise of warrants (in Shares)	1,662,929
Share-based compensation			24,781		24,781
Conversion of related party liability to shareholders’ equity, see note 8a	$ 3		17,745		17,748
Conversion of related party liability to shareholders’ equity, see note 8a (in Shares)	1,109,245
Net loss for the year				(43,815)	(43,815)
Balance at Dec. 31, 2020	$ 131		$ 315,031	$ (84,416)	$ 230,746
Balance (in Shares) at Dec. 31, 2020	46,100,173

[1]	Less than 1 thousand US dollars.